Deferred IPO costs (Tables)	12 Months Ended
Sep. 30, 2024
Deferred Ipo Costs
Schedule of deferred IPO costs	Deferred IPO costs consist of the following as of September 30, 2024, and 2023:
	2024	2023
IPO legal fees	$259,842	178,936
IPO audit fees	75,667	46,096
Total	$335,509	$225,032